As filed with the Securities and Exchange Commission on January 30, 2004

                        Securities Act File No. 333-11283
                  Investment Company Act File Act No. 811-07797

      =====================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                                   ----------

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                         PRE-EFFECTIVE AMENDMENT NO. [_]
                       POST-EFFECTIVE AMENDMENT NO. 44 [X]
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                AMENDMENT NO. 44

                        (Check appropriate box or boxes)

                         SUNAMERICA FOCUSED FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                                   ----------
                           Harborside Financial Center
                                  3200 Plaza 5
                           Jersey City, NJ 07311-4992
               (Address of Principal Executive Office) (Zip Code)

       Registrant's telephone number, including area code: (800) 858-8850

                              Robert M. Zakem, Esq.
                    Senior Vice President and General Counsel
                      AIG SunAmerica Asset Management Corp.
                           Harborside Financial Center
                                  3200 Plaza 5
                           Jersey City, NJ 07311-4992
                    (Name and Address for Agent for Service)

                                    Copy to:
                             Margery K. Neale, Esq.
                               Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022


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

                  Approximate Date of Proposed Public Offering:
    As soon as practical after this Registration Statement becomes effective.

  It is proposed that this filing will become effective (check appropriate box)


              [_] immediately upon filing pursuant to paragraph (b)
               [X] on February 20, 2004 pursuant to paragraph (b)
             [_] 60 days after filing pursuant to paragraph (a)(1).
                   [_] on (date) pursuant to paragraph (a)(1)
              [_] 75 days after filing pursuant to paragraph (a)(2)
            [_] on (date) pursuant to paragraph (a)(2) of Rule 485.


                    If appropriate, check the following box:

               [X] This post-effective amendment designates a new
                     effective date for a previously filed
                            post-effective amendment.



This amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Text stating purpose of amendment and incorporating by reference from previous filing.

(3) Signature page.

This amendment is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating a new effective date for a previously filed post-effective amendment pursuant to Rule 485(a), which has not yet become effective. The Registrant intends to file a post-effective amendment pursuant to Rule 485(b) prior to the new proposed date of effectiveness shown on the Facing Sheet. That amendment will be responsive to SEC staff comments and will include any text and exhibits omitted from the original amendment filed pursuant to Rule 485(a).

Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 43 to this Registration Statement (File No. 333-11283) filed on November 12, 2003.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 44 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Jersey City, and State of New Jersey, on the 30th day of January, 2003.

                             SUNAMERICA FOCUSED FUNDS, INC.
                             (Registrant)

                             By:  *
                             -------------------------------------
                             Robert M. Zakem
                             President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated.


SIGNATURES                         TITLE                              DATE
----------                         -----                              ----

            *
---------------------------       Director                      January 30, 2004
Peter A. Harbeck

            *                     Treasurer
---------------------------    (Principal Financial and         January 30, 2004
                                 Accounting Officer)
Donna M. Handel

            *
---------------------------       Director                      January 30, 2004
S. James Coppersmith

            *
---------------------------       Director                      January 30, 2004
Samuel M. Eisenstat

            *
---------------------------       Director                      January 30, 2004
Stephen J. Gutman

            *
---------------------------       Director                      January 30, 2004
Sebastiano Sterpa

            *
---------------------------       Director                      January 30, 2004
William F. Devin

            *
---------------------------       Director                      January 30, 2004
Dr. Judith L. Craven

            *                     President
---------------------------   (Principal Executive Officer)     January 30, 2004
Robert M. Zakem


*By: /s/ Robert M. Zakem
     -----------------------------------                        January 30, 2004
     Robert M. Zakem, Attorney-in-Fact


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